CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 25,903	$ 24,503	$ 33,434
Cost of revenues	20,751	19,050	26,481
Inventory write offs	121	385	443
Gross profit	5,031	5,068	6,510
Operating costs and expenses:
Research and development		125	403
Sales and marketing	2,924	3,058	4,273
General and administrative	1,523	1,693	2,252
Impairment of other intangible assets			555
Total operating costs and expenses	4,447	4,876	7,483
Operating Profit (loss)	584	192	(973)
Financial expenses, net	(549)	(781)	(2,241)
Other expenses, net	(22)	(147)	(172)
Profit (loss) before taxes on income	13	(736)	(3,386)
Taxes benefit (tax on income )	(13)	187	172
Net profit (loss)		$ (549)	$ (3,214)
Basic and diluted net loss per share		$ (0.49)	$ (4.56)